ACQUISITION (Details) (USD $)				0 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 22, 2013 Settlement with Former Shareholders [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Sep. 30, 2014 Vaporfection International Inc. [Member]	Mar. 31, 2014 Vaporfection International Inc. [Member]	Dec. 31, 2013 Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]
ACQUISITION (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									100.00%
Business Acquisition, Equity Interest Issued or Issuable, Description					The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of Medbox common stock at $.001 per share beginning April 1, 2014.
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)				130,427	260,854
Fair Value Assumptions, Exercise Price (in Dollars per share)									$ 4.47
Business Combination, Consideration Transferred, Liabilities Incurred					$ 470,000
Business Combination, Consideration Transferred					1,635,000
Finite-Lived Intangible Asset, Useful Life					10 years
Goodwill	1,100,037	1,090,037	0						895,000
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities							10,000	195,000
Goodwill, Period Increase (Decrease)						$ 205,000
Business Combination, Contingent Consideration Arrangements, Description					In addition to the above warrants, the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares of common stock to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITBA over the subsequent 4 year operating period.
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					7 years